UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of principal executive offices)

 (Zip code)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: 216-825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA BANCSHARES

ANCORA HOMELAND SECURITY FUND

Semi-Annual Report

June 30, 2006

This page is left intentionally blank

Dear Shareholder:

The first six months of 2006 proved to be more difficult for the Ancora Funds than the averages suggest. In terms of the broad indices, the markets appear to have made progress, albeit the advance was modest.

The S&P 500 Index advanced 2.7% for the six months, while the more inclusive Wilshire 5000 was up 3.4%.  The Lehman Aggregate Bond Index produced a total return of         (0.1)% for the six month period ending June 30, 2006.

The long awaited return to favor for large cap companies may have begun in the second quarter. The Russell 1000 Index of larger companies advanced 1.4% against the Russell 2000 Index of smaller companies which declined (1.9)%.  Since December, 2001, operating earnings of stocks in the S&P 500 have increase 113% while the Index itself has advanced only 10%.  In terms of the price to earnings multiple, S&P 500 stocks sold at nearly 30 times earnings in December, 2001, against a 16 multiple  for projected 2006 earnings. During the past 20 years the average P/E for S&P 500 stocks has averaged nearly 19, leaving plenty of room for the market to advance without appearing historically over-valued.

Of course, valuation is relative. With the Federal Open Market Committee having raised the target Fed Funds rate to 5.25% in June, continued downward pressure continues on the price to earnings multiple. After all, even a multiple of 16 produces only a 6.25% earnings yield, and should the Fed move again in the months ahead, the gap may continue to narrow and stock prices may continue to feel upward resistance. Yet, the beneficial effects of increasing short term rates should not be overlooked.  Increasing rates tend to check inflation which, in turn, keeps long term rates low. The flattening of the yield curve is a testament to the benefits of Fed tightening.

Ancora Income Fund Class D returned 1.2% for the six months reflecting the upward pressure on interest rates and the downward pressure on bond prices.  The Gabelli Convertible & Income Preferred,  Royce Value Trust 5.90%, Kimco Realty Preferred 6.65%, Corporate Backed Trust Boeing Co 6.05%, and Prologis Trust Preferred 6.75% negatively impacted the Income Fund during the period while positive returns were generated in the Preferredplus Trust Liberty Media Corp 7.00% and Evergreen Managed Income Fund.  Ancora Income pays 5 cents per shares monthly, except in January, and an extra dividend in December if additional income or capital gains are available.

For the six months ending in June, the Ancora Equity Fund Class D returned 0.0%, with energy stocks continuing to lead the way.  Technology, telecommunications and traditional growth stocks in general were obvious laggards. In fact, the average large cap growth stock fund produced a negative return for the period.  Walt Disney, Bear Sterns, Laboratory Corp of America Holdings, Cisco Systems, and ConcoPhillips generated positive return for the portfolio during the six months ending June 30, 2006.  This was offset by Anadarko Petroleum, Intel, Invacare, Sprint Nextel, and Honeywell International which declined during the period.  Ancora Equity Fund is primarily a large cap Fund focused on undervalued equities.

Ancora Special Opportunity Fund Class D also had a rough six months returning (2.6)% for the period. A few investments accounted for the majority of the decline including Quanta Capital Holdings, First Albany Companies, Applied Digital Solutions, Cobra Electronics, InFocus, and ADC Telecommunications.  Positive returns were generated during the period from investments in Alloy Online, Hypercom, and Mercer Insurance Group.   Although Ancora Special Opportunity is matched to the broad Wilshire 5000 Index, it tends to take on a performance life of its own, i.e. it may advance in a declining market or decline in an advancing market. This is due to the emphasis on companies where anticipated positive events play a major role rather then the forces of an advancing or declining market.

Ancora Bancshares Class D returned 2.2% for the six months while its benchmark S&P Small Cap Regional Bank Index returned 2.1%.  Ancora Bancshares focuses on small regional banks and community banks which significantly under performed major money center banks. Small regional and community banks generally depend more on net interest rate margins which came under pressure as the Fed continued to raise short term rates.  The Fund benefited from holdings in Mercer Insurance Group, IndyMac Bancorp, Columbia Bancorp, and Franklin Bancorp during the six month period ending June 30, 2006 but was hampered by positions in Mercantile Bancshares and City National.

The final member of the Ancora Family of Funds began its life in mid January. The Ancora Homeland Security Fund focuses on companies which protect Americans from adverse situations such as hurricanes, floods, pandemics and terrorist attacks. The portfolio consists of companies which provide such things as first responder products, defense products, detection equipment, identification equipment and biologics.  Ancora Homeland Security Fund Class D returned (6.5)% for the six months ending June 30, 2006 due in part by declines in DHB International, Isonics, Cogent, Implant Sciences, and Applied Digital Solutions.

Sincerely,

Richard A Barone

The funds are distributed by Ancora Securities, Inc. member NASD/SIPC. As distributor, they have selling agreements in place with broker dealers that have sold you the Ancora Funds

Ancora Income Fund - Schedule of Investments
June 30, 2006

	Shares	Value

Convertible Preferred Stocks - 10.32%
Ford Motor Company - 6.500%	6,000	$ 166,800
Glenborough Realty - 7.750%	21,000	518,700
Nuveen Preferred & Convertible Inc. - 8.67%	53,000	650,840
Travelers PPTY Casualty - 4.500%	17,100	419,292

TOTAL CONV PREF. STOCKS (Cost $1,867,100)	1,755,632

Corporate Bond Trust Certificates - 50.63%
Abbey National Plc. - 7.375% (a)	4,000	102,400
BAC Capital Trust III - 7.000%	17,200	431,892
Bear Stearns Capital Trust - 7.800%	22,600	574,040
Cabco-AOL - 7.625%	6,800	171,700
Citigroup Capital VI - 7.125%	22,000	551,320
Corporate-Backed Trust Boeing Co. - 6.050%	22,000	496,320
Corporate-Backed Trust BellSouth Corp. - 6.000%	21,000	511,770
Corporate-Backed Trust Lehman Brothers - 7.750%	9,000	226,170
CorTS Trust Bristol Myers Squibb - 6.800%	6,800	169,388
CorTS Trust Disney - 6.875%	21,000	526,260
CorTS Trust IBM - 7.000%	22,800	565,440
CorTS Trust Verizon - 7.375%	22,500	568,575
Dominion Res Cap Trust III - 8.400%	15,000	381,450
Equity Residential - 6.48%	10,300	235,252
General Motors Acceptance Corporation - 7.350%	10,000	219,500
JP Morgan Chase Capital XII - 6.250%	15,000	344,250
Lincoln National Capital Trust - 7.65%	10,700	268,035
MBNA Capital D - 8.125%	15,000	384,900
Merrill Lynch - 7.000%	22,000	547,140
NB Capital Corporation - 8.350%	3,900	102,453
*See accompanying notes which are an integral part of the financial statements
Ancora Income Fund - Schedule of Investments - (continued)
June 30, 2006

Preferredplus Trust - Liberty Media Corp. - 7.000%	3,000	$ 65,250
Preferredplus Trust - Goodrich Corp. - 7.875%	10,900	275,770
Saturns Altria Group Inc. - 6.93%	12,800	326,016
Southern Company Capital Trust VI - 7.125%	22,700	569,770

TOTAL CORP. BOND TRUST CERT (Cost $8,939,516)	8,615,061

Investment Company Funds - 23.62%

Closed-End Bond Funds - 19.43%
1838 Bond-Debenture Trading Fund	30,000	508,200
American Income Fund Inc.	12,500	96,500
Dreyfus High Yield Strategies Fund	30,000	118,500
Evergreen Mananged Income Fund	42,000	679,980
High Income Opportunity Fund	70,000	424,900
High Yield Plus Fund	40,000	127,600
John Hancock Income Securities Trust	40,000	529,600
Managed High Income Portolio Inc.	37,000	217,560
Morgan Stanley High Yield	20,000	111,400
Nuveen Quality Preferred Income Fund	40,000	491,600
3,305,840
Closed-End Bond Funds, Senior Securities - 4.20%
Gabelli Global Multi Media Trust - 6.000%	10,000	221,700
Royce Value Trust Inc. - 5.900%	22,000	492,800
714,500

TOTAL INVESTMENT CO. FUNDS (Cost $4,189,644)	4,020,340

REIT Preferred Shares - 11.08%
Cousins Properties, Inc. 7.750%	17,000	424,320
Developers Diversified Realty Corporation - 8.600%	20,000	508,000
*See accompanying notes which are an integral part of the financial statements
Ancora Income Fund - Schedule of Investments - (continued)
June 30, 2006

Kimco Realty - 6.650%	18,000	$ 428,220
Prologis Trust - 6.750%	10,400	245,336
Public Storage - 7.500%	11,000	281,600

TOTAL REIT PREF. SHARES (Cost $1,973,575)	1,887,476

Money Market Securities – 4.11%
First American Government Obligations Fund -
Class Y, 4.71%, (b)	699,849	$ 699,849

TOTAL MONEY MARKET SEC. (Cost $699,849)	699,849

TOTAL INVESTMENTS (Cost $17,699,684) - 99.77%	$ 16,978,358

Other assets in excess of liabilities - 0.23%	39,697

TOTAL NET ASSETS - 100.00%	$ 17,018,055

(a) American Depositary Receipt
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2006.

*See accompanying notes which are an integral part of the financial statements

Ancora Income Fund - Performance

Annual Total Returns
(for periods ended June 30, 2006)
			Since Inception
	Six Months	One Year	01/05/04

Ancora Income Fund - Class C *	0.95%	-0.60%	2.57%

Ancora Income Fund - Class D *	1.15%	-0.39%	2.82%

Lehman Aggregate Bond Index **	-0.13%	-2.29%	1.79%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Lehman Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index

Ancora Income Fund - Performance

Comparison of the Growth of $1,000,000 Investment
in the Ancora Income Fund - Class D
and Lehman Aggregate Bond Index
1,100,000
1,080,000
1,060,000
1,040,000
1,020,000
1,000,000
980,000
960,000
940,000
Value
Inception Date 1/5/2004
Ancora Income Fund Class D - ($1,071,586)
Lehman Aggregate Bond Index - ($1,045,173)
December-03
March-04
June-04
September-04
December-04
March-05
June-05
September-05
December-05
March-06
June-06
Date

 The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2006.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Ancora Equity Fund - Schedule of Investments
June 30, 2006

Common Stocks – 95.00%	Shares	Value

Aerospace/Defense - 3.60%
Goodrich Corp.	5,000	$ 201,450
L 3 Communications Holdings, Inc.	5,000	377,100
578,550
Chemicals - 2.92%
Dow Chemical Co.	12,000	468,360

Commercial Banks - 5.52%
Bank of America Corp.	7,513	361,375
U.S. Bancorp	17,000	524,960
		886,335

Communication – 1.49%
Sprint Nextel Corp.	12,000	239,880

Computer Equipment & Software – 18.34%
Cisco Systems, Inc. (a)	27,000	527,310
EMC Corp. (a)	35,000	383,950
Intel Corp.	20,000	380,000
NCR Corp. (a)	12,000	439,680
International Business Machines Corp.	5,000	384,100
Symantec Corp. (a)	30,000	466,200
Texas Instruments, Inc.	12,000	363,480
		2,944,720
Consumer Products and Services - 4.58%
3M Co.	7,000	565,390
Williams Sonoma Inc.	5,000	170,250
		735,640

*See accompanying notes which are an integral part of the financial statements
Ancora Equity Fund - Schedule of Investments - (continued)
June 30, 2006

Energy - 8.46%
Anadarko Petroleum, Inc.	8,000	$ 381,520
Apache Corp.	7,000	477,750
Chesapeake Energy Co.	10,000	302,500
ConocoPhillips	3,000	196,590
		1,358,360
Entertainment/Media – 8.07%
Gannett Co. Inc.	7,000	391,510
Walt Disney Co.	10,000	299,100
Time Warner, Inc.	35,000	605,500
		1,296,110
Finance Services - 15.58%
American Express Co.	10,000	532,200
Bear Stearns Co.	3,500	490,280
Berkshire Hathaway Finance Corp. (a)	100	304,300
Gabelli Dividend & Income Trust	22,000	408,320
JP Morgan Chase & Co.	10,000	420,000
Merrill Lynch & Co., Inc.	5,000	347,800
		2,502,900
Healthcare – 12.10%
Boston Scientific Corp. (a)	17,000	286,280
Invacare, Inc.	16,000	398,080
Johnson & Johnson Co.	5,000	299,600
Laboratory Corp. of America Holdings (a)	5,000	6,000
Pfizer, Inc.	25,000	586,750
1,944,090
Machinery and Equipment - 14.34%
General Electric Co.	20,000	659,200
Honeywell International, Inc.	12,000	483,600
ITT Industries Inc.	10,000	495,000
Pall Corp.	10,000	280,000
Tyco International LTD.	14,000	385,000
		2,302,800

*See accompanying notes which are an integral part of the financial statements
Ancora Equity Fund - Schedule of Investments - (continued)
June 30, 2006

TOTAL COMMON STOCKS (Cost $14,406,572)	$ 15,257,745

Money Market Securities - 5.06%
First American Government Obligations Fund -	813,070	813,070
Class A, 4.71% (b)

TOTAL MONEY MARKET SEC. (Cost $813,070)	813,070

TOTAL INVESTMENTS (Cost $15,219,642) - 100.06%	$ 16,357,095

Other assets in excess of liabilities – (0.06)%	(10,049)

TOTAL NET ASSETS - 100.00%	$ 16,347,046

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2006

*See accompanying notes which are an integral part of the financial statements

Ancora Equity Fund - Performance

Annual Total Returns
(for periods ended June 30, 2006)
			Since Inception
	Six Months	One Year	01/05/04

Ancora Equity Fund - Class C *	-0.18%	2.80%	5.57%

Ancora Equity Fund - Class D *	0.01%	3.15%	6.01%

S&P 500 Index **	2.70%	8.60%	7.00%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The S&P 500 Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index

Ancora Equity Fund - Performance

Comparison of the Growth of $1,000,000 Investment in the Ancora Equity Fund Class D and S&P 500 Index

Ancora Equity Fund Class D - ($1,156,154)
S&P 500 Index - ($1,179,766)
Inception Date
Value
Date
1,220,000
1,200,000
1,180,000
1,160,000
1,140,000
1,120,000
1,100,000
1,080,000
1,060,000
1,040,000
1,020,000
1,000,000
980,000
December-03
March-04
June-04
September-04
December-04
March-05
June-05
September-05
December-05
March-06
June-06

 The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2006.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Ancora Special Opportunity Fund - Schedule of Investments
June 30, 2006

Common Stocks – 81.23%	Shares	Value

Chemicals – 2.29%
Mace Security International, Inc. (a)	135,000	321,300

Communications – 9.65%
Applied Digital Solutions Inc. (a)	135,000	255,150
Emrise Corp. (a)	60,000	61,800
IDT Corp. (a)	4,000	55,160
North Pittsburgh Systems, Inc.	20,000	551,200
Symbol Technologies, Inc.	40,000	431,600
		1,354,910
Computer Equipment & Software - 4.10%
Alloy Online, Inc. (a)	8,250	86,543
InFocus Corp. (a)	72,000	205,920
Symmetricom, Inc. (a)	40,000	282,800
		575,263
Consumer Products and Services - 11.24%
Cobra Electronics Corp.	25,000	235,750
Emerson Radio Corp. (a)	55,000	174,900
Johnson Outdoors, Inc. (a)	7,000	121,100
Meade Instruments Corp. (a)	80,000	196,000
Peak International, Ltd (a)	43,900	136,090
Poore Bros, Inc. (a)	120,000	345,600
Redhook Ale Brewery, Inc. (a)	100,000	368,000
		1,577,440
Energy – 3.13%
Active Power, Inc. (a)	48,000	162,720
Global Power Equipment Group, Inc. (a)	87,000	276,660
		439,380
Entertainment - 9.68%
4 Kids Entertainment, Inc. (a)	11,000	178,310
Gray Television, Inc. - Class A	85,000	492,150
Hearst-Argyle Television, Inc.	12,000	264,720

*See accompanying notes which are an integral part of the financial statements
Ancora Special Opportunity Fund - Schedule of Investments - (continued)
June 30, 2006

Liberty Media Corp. - Class A (a)	7,500	129,450
Time Warner, Inc.	17,000	294,100
		1,358,730
Financial Services - 10.50%
BKF Capital Group, Inc. (a)	55,000	343,750
First Albany Companies, Inc. (a)	35,000	157,500
Hypercom Corp. (a)	35,000	327,250
Intersections, Inc. (a)	35,000	379,750
Mercer Insurance Group, Inc.	11,000	206,030
Quanta Capital Holdings, Ltd. (a)	23,000	59,570
		1,473,850
Healthcare – 5.88%
Bio-Rad Laboratories, Inc. (a)	5,000	324,700
HEALTHSOUTH Corp. (a)	65,000	250,250
Gene Logic Inc. (a)	100,000	135,000
Implant Sciences Corp. (a)	35,000	115,500
825,450
Machinery and Equipment - 17.77%
ADC Telecommunications, Inc. (a)	30,000	505,800
Avid Technology, Inc. (a)	4,000	133,320
Cubic Corp.	20,000	392,200
DHB Industries, Inc. (a)	35,000	54,950
Key Technology, Inc. (a)	23,703	297,473
LSI Logic Corp. (a)	28,000	250,600
Sturm, Roger & Company, Inc. (a)	35,000	211,750
Tyco International Ltd	20,000	550,000
TVI Corp. (a)	28,000	98,840
		2,494,933
Services - 6.98%
Cendant Corp.	17,000	276,930
RailAmerica, Inc. (a)	50,000	523,000
RAE Systems, Inc. (a)	45,000	180,000
		979,930

TOTAL COMMON STOCKS (Cost $11,659,998)	11,401,185
*See accompanying notes which are an integral part of the financial statements
Ancora Special Opportunity Fund - Schedule of Investments - (continued)
June 30, 2006

Investment Company Funds - 8.47%
Boulder Growth & Income Fund, Inc. (a)	65,000	504,400
Boulder Total Return Fund	30,000	540,000
Zweig Total Return Fund, Inc.	30,000	145,200

TOTAL INVESTMENT COMPANY FUNDS (Cost $1,126,216)	1,189,600

Money Market Securities – 9.70%
First American Government Obligations Fund -	1,361,298	1,361,298
Class S, 4.71% (b)

TOTAL MONEY MARKET SECURITIES (Cost $,1361,298)	1,361,298

TOTAL INVESTMENTS (Cost $14,147,512) - 99.40%	$ 13,952,083

Other assets in excess of liabilities – 0.60%	84,664

TOTAL NET ASSETS - 100.00%	$ 14,036,747

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2006.

*See accompanying notes which are an integral part of the financial statements

Ancora Special Opportunity Fund - Performance

Annual Total Returns
(for periods ended June 30, 2006)
			Since Inception
	Six Months	One Year	01/05/04

Ancora Special Opportunity Fund - Class C *	-3.04%	2.53%	5.97%

Ancora Special Opportunity Fund - Class D *	-2.64%	3.08%	6.51%

Wilshire 5000 Index **	3.4%	9.9%	8.50%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Whilshire 5000 Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index.

Ancora Special Opportunity Fund - Performance

Comparison of the Growth of $1,000,000 Investment in the
Ancora Special Opportunity Fund - Class D
and Wilshire 5000 Index
Special Opportunity Fund Class D - ($1,169,547)
Wilshire 5000 Index - ($1,196,292)
1,280,000
1,240,000
1,200,000
1,160,000
1,120,000
1,080,000
1,040,000
1,000,000
960,000
Value
Inception Date 1/5/04
December-03
March-04
June-04
September-04
December-04
March-05
June-05
September-05
December-05
March-06
June-06
Date

 The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2006.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Ancora Bancshares - Schedule of Investments
June 30, 2006

Common Stocks – 96.16%	Shares	Value

Insurance - 5.87%
Mercer Insurance Group, Inc. (a)	3,000	56,190
Montpelier Re Holdings Ltd.	1,000	17,290
Platinum Underwriters Holdings Ltd.	2,000	55,960
129,440
Savings Institutions – 30.97%
FirstFed Financial Corp. (a)	2,500	144,175
First Niagara Financial Group, Inc.	10,000	140,200
IndyMac Bancorp, Inc.	2,500	114,625
Itla Capital Corporation (a)	2,200	115,676
New York Community Bancorp, Inc.	5,000	82,550
Sovereign Bancorp, Inc.	4,200	85,302
682,528
Commercial Banks – 59.32%
AmeriServ Financial, Inc.	10,000	49,100
Bank of Hawaii Corp.	1,500	74,400
Central Pacific Financial Corp.	3,000	116,100
City National Corp.	1,500	97,635
Columbia Bancorp	6,600	165,462
Commerce Bancshares, Inc.	1,653	82,733
Community Bancorp (a)	3,000	93,240
FirstBank Corp.	3,150	72,734
First Community Bancshares, Inc.	3,000	98,970
Franklin Bancorp (a)	6,000	121,140
Irwin Financial Corp.	3,000	58,170
Mainsource Financial Group	2,000	34,860
Mercantile Bancshares Corp.	3,000	107,010

*See accompanying notes which are an integral part of the financial statements
Ancora Bancshares - Schedule of Investments – (continued)
June 30, 2006

Oriental Financial Group Inc.	4,000	51,040
Partners Trust Financial Group, Inc.	5,000	57,050
Washington Trust Bancorp, Inc.	1,000	27,720
1,307,363

TOTAL COMMON STOCKS (Cost $1,915,991)	2,119,331

Money Market Securities – 4.19%
First American Government Obligations Fund -	92,304	92,304
Class S, 4.71% (b)

TOTAL MONEY MARKET SECURITIES (Cost $ 92,304)	92,304

TOTAL INVESTMENTS (Cost $2,008,295) – 100.35%	2,211,635

Liabilities in excess of other assets – (0.35)%	(7,589)

TOTAL NET ASSETS - 100.00%	$ 2,204,047

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2006.

*See accompanying notes which are an integral part of the financial statements

Ancora Bancshares - Performance

Annual Total Returns
(for periods ended June 30, 2006)
			Since Inception
	Six Months	One Year	01/06/04

Ancora Bancshares - Class D *	0.44%	-1.75%	1.79%

S&P Small Cap Regional Bank Index **	2.07%	-1.74%	3.62%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The S&P Small Cap Regional Bank Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index.

*** The return above is presented with the effect of sales load or contingent deferred sales charges.  Had the charges not been incurred, annual returns would be as follows:

Annual Total Returns
(for periods ended June 30, 2006)
			Since Inception
	Six Months	One Year	01/06/04

Ancora Bancshares - Class D *	2.19%	-0.75%	1.79%
Ancora Bancshares - Performance

Comparison of the Growth of $1,000,000 Investment
in the Ancora Bancshares - Class D
and S&P Small Cap Regional Bank Index
Ancora Bancshares Class D - ($1,045,053)
S&P Small Cap Index - ($1,092,325)
1,280,000
1,240,000
1,200,000
1,160,000
1,120,000
1,080,000
1,040,000
1,000,000
960,000
Value
Inception Date 1/6/2004
December-03
March-04
June-04
September-04
December-04
March-05
June-05
September-05
December-05
March-06
June-06
Date

 The chart above assumes an initial investment of $1,000,000 made on January 6, 2004 (commencement of Fund operations) and held through June 30, 2006.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Ancora Homeland Security Fund - Schedule of Investments
June 30, 2006

Common Stocks – 75.68%	Shares	Value

Aerospace/Defense - 12.92%
Allied Defense Group (a)	4,000	$ 87,960
DHB Industries Inc. (a)	12,000	18,840
DRS Technologies Inc.	1,500	73,125
EDO Corp.	3,000	73,020
Esterline Technologies Corp. (a)	1,000	41,590
L-3 Communications Holdings Inc.	1,400	105,588
		400,123
Bio-Terror Detection and Defense - 6.24%
Acacia Research Corp. (a)	30,000	49,500
Cepheid (a)	12,000	116,520
Medimmune, Inc. (a)	1,000	27,100
		193,120
Corporate and Personal Security - 15.35%
Actividentity Corp. (a)	25,000	114,000
Applied Digital Solutions Inc. (a)	20,000	37,800
Compudyne Corp. (a)	8,500	54,230
First Advantage Corp. (a)	2,000	46,520
Henry Bros. Electronics, Inc. (a)	10,000	50,500
ID Systems, Inc. (a)	3,000	53,190
Mace Security International Inc. (a)	50,000	119,000
		475,240
Disaster Response - 7.46%
Lakeland Industries Inc. (a)	4,000	59,880
Mine Safety Appliances Co.	2,500	100,500
TVI Corp. (a)	20,000	70,600
		230,980

*See accompanying notes which are an integral part of the financial statements
Ancora Homeland Security Fund - Schedule of Investments – (continued)
June 30, 2006

Radiation Detection and Protection - 6.33%
Implant Sciences Corp. (a)	23,000	75,900
Rae Systems Inc. (a)	30,000	120,000
		195,900

Surveillance and Border Security - 15.50%
Applied Signal Technology Inc.	7,500	127,800
Argon ST Inc. (a)	1,000	26,630
Digimarc Corp.	12,500	77,125
EFJ, Inc. (a)	7,500	45,075
FLIR Systems Inc. (a)	3,500	80,150
Identix Inc. (a)	5,000	34,950
Lasercard Corp. (a)	4,500	58,905
Verint Systems Inc. (a)	1,000	29,190
		479,825

Transportation Security - 11.88%
American Science and Engineering Inc. (a)	1,000	57,920
Cogent Inc. (a)	4,000	60,280
Isonics Corp. (a)	35,000	24,150
Mercury Computer Systems, Inc. (a)	6,000	92,340
OSI Systems Inc. (a)	7,500	133,275
		367,965

TOTAL COMMON STOCKS (Cost $2,547,649)	2,343,153

Money Market Securities – 27.55%
First American Government Obligations Fund -	852,995	852,995
Class A, 4.71% (b)

*See accompanying notes which are an integral part of the financial statements
Ancora Homeland Security Fund - Schedule of Investments – (continued)
June 30, 2006

TOTAL MONEY MARKET SECURITIES (Cost $ 852,995)	852,995

TOTAL INVESTMENTS (Cost $3,400,644) – 103.23%	3,196,148

Liabilities in excess of other assets – (3.23)%	(99,937)

TOTAL NET ASSETS - 100.00%	$ 3,096,211

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2006.

*See accompanying notes which are an integral part of the financial statements

Ancora Homeland Security Fund - Performance

Annual Total Returns
(for periods ended June 30, 2006)
			Since Inception
	Six Months	One Year	01/01/06

Ancora Homeland Security Fund - Class C *	-6.60%	N/A	-6.60%

Ancora Homeland Security Fund - Class D *	-6.50%	N/A	-6.50%

Wilshire 5000 Index **	3.4%	N/A	3.4%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Whilshire 5000 Index is a widely recognized unmanaged index of securities prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index.

Ancora Homeland Security Fund - Performance

Comparison of the Growth of $1,000,000 Investment
in the Ancora Homeland Security Fund - Class D
and Wilshire 5000 Index
Ancora Homeland Security Class D - ($935,000)
Wilshire 5000 Index - ($1,034,710)
Inception Date 1/1/2006
Value
1,280,000
1,240,000
1,200,000
1,160,000
1,120,000
1,080,000
1,040,000
1,000,000
960,000
920,000
December-05
January-06
February-06
March-06
April-06
May-06
June-06
Date

The chart above assumes an initial investment of $1,000,000 made on January 1, 2006 (commencement of Fund operations) and held through June 30, 2006.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Statements of Assets and Liabilities
June 30, 2006 (Unaudited)
Ancora
	Ancora	Ancora	Special
	Income	Equity	Opportunity
	Fund	Fund	Fund
Assets
Investments in securities:
At Cost	$17,669,684	$15,219,642	$14,147,512
At Fair Value	$16,978,359	$16,070,815	$13,952,083
Cash	-	-	7,476
Interest receivable	2,687	2,752	5,984
Dividends receivable	55,000	22,621	7,916
Receivable for investments sold	24,464	437	349,006
Prepaid expenses	1,297	2,460	2,622
Total assets	17,061,807	16,099,085	14,325,087

Liabilities
Payable for investments purchased	-	-	255,501
Payable for Fund shares redeemed	13,592	-	-
Custodian bank overdraft	-	-	-
Payable to advisor	7,168	13,206	11,539
12b-1 fees payable	8,398	11,201	7,822
Administration fees payable	1,390	1,321	1,154
Accrued expenses	13,204	12,591	12,324
Total liabilities	43,752	38,319	288,340

Net Assets:	$17,018,055	$16,060,766	$14,036,747
(unlimited number of shares authorized)

Net Assets consist of:
Paid in capital	18,040,872	15,287,105	14,098,244
Accumulated undistributed net investment income (loss)	23,090	(25,110)	43,937
Accumulated net realized gain (loss) on investments	(354,582)	(52,402)	89,995
Net unrealized appreciation / (depreciation) on investments	(691,325)	851,173	(195,429)

Net Assets	$17,018,055	$16,060,766	$14,036,747

*See accompanying notes which are an integral part of the financial statements
Statements of Assets and Liabilities - (continued)
June 30, 2006 (Unaudited)

Shares Outstanding	1,821,999	1,464,467	2,702,238
Class C:

Net assets applicable to Class C shares	$11,395,789	$ 9,499,303	$ 7,190,230

Shares outstanding (unlimited numbers of shares authorized
	1,222,411	870,261	1,393,413

Net asset value, offering price, and redemption price per share
	$ 9.32	$ 10.92	$ 5.16

Class D:

Net assets applicable to Class D shares	$ 5,622,266	$ 6,561,463	$ 6,846,517

Shares outstanding (unlimited numbers of shares authorized)
	599,588	594,206	1,308,825

Net asset value, offering price, and redemption price per share	$ 9.38	$ 11.04	$ 5.23

Minimum redemption price per share	N/A	N/A	N/A

*See accompanying notes which are an integral part of the financial statements

Statements of Assets and Liabilities
June 30, 2006 (Unaudited)
Ancora
	Ancora	Homeland
	Bancshares	Security
	Ancora	Fund
Assets
Investments in securities:
At Cost	$2,008,295	$3,400,644
At Fair Value	$2,211,635	$3,196,148
Cash	853	-
Interest receivable	178	3,286
Dividends receivable	2,165	-
Receivable for investments sold	-	-
Prepaid expenses	1,885	1,852
Total assets	2,216,716	3,201,286

Liabilities
Payable for investments purchased	-	88,241
Payable for Fund shares redeemed	-	-
Custodian bank overdraft	-	-
Payable to advisor	2,927	2,537
12b-1 fees payable	465	2,627
Administration fees payable	182	254
Accrued expenses	9,095	11,416
Total liabilities	12,669	105,075

Net Assets:	$2,204,047	$3,096,211
(unlimited number of shares authorized)

Net Assets consist of:
Paid in capital	1,991,739	3,332,996
Accumulated undistributed net investment income (loss)	(23,241)	(28,970)
Accumulated net realized gain (loss) on investments	32,209	(3,319)
Net unrealized appreciation /
(depreciation) on investments	203,340	(204,496)

Net Assets	$2,204,047	$3,096,211

*See accompanying notes which are an integral part of the financial statements
Statements of Assets and Liabilities - (continued)
June 30, 2006 (Unaudited)

Shares Outstanding	213,803	331,240
Class C:

Net assets applicable to Class C shares	N/A	$ 1,751,133

Shares outstanding (unlimited numbers of shares authorized
	N/A	187,442

Net asset value, offering price, and redemption price per share
	N/A	$ 9.34

Class D:

Net assets applicable to Class D shares	$ 2,204,047	$ 1,345,078

Shares outstanding (unlimited numbers of shares authorized)
	213,803	143,798

Net asset value, offering price, and redemption price per share	$ 10.31	$ 9.35

Minimum redemption price per share	10.13	N/A
(a)

*See accompanying notes which are an integral part of the financial statements

Statements of Operations
June 30, 2006 (Unaudited)
Ancora
Ancora	Ancora	Special
Income	Equity	Opportunity
Fund	Fund	Fund
Investment Income
Dividend income	$ 614,053	$ 117,879	$ 138,560
Interest income	21,405	28,821	66,270
Total Income	635,458	146,700	204,830

Expenses
Investment advisor fee	84,401	79,762	72,381
12b-1 fees
Class C	28,922	35,194	27,006
Class D	6,639	8,210	9,093
Fund accounting expenses	14,201	14,192	14,190
Transfer agent expenses	7,500	7,524	7,524
Legal expenses	5,704	5,670	5,670
Administration expenses	8,440	7,977	7,238
Insurance expenses	853	857	857
Custodian expenses	3,565	1,142	2,718
Auditing expenses	5,457	5,470	5,470
Printing expenses	326	327	199
Trustees expenses	1,439	1,439	1,470
Miscellaneous expenses	3,136	3,130	3,060
Registration expenses	624	916	798
Total Expenses	171,207	171,810	157,674
Waived fees	(7,587)	-	-
Total operating expenses	163,620	171,810	157,674
Net Investment Income (Loss)	471,838	(25,110)	47,156

*See accompanying notes which are an integral part of the financial statements
Statements of Operations – (continued)
June 30, 2006 (Unaudited)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(34,709)	(119,041)	89,511
Capital gain income from investment companies	-	-	-
Change in unrealized appreciation (depreciation) on investment securities	(279,082)	87,908	(556,092)
Net realized and unrealized gain (loss) on investment securities	(313,791)	(31,133)	(466,581)
Net increase (decrease) in net assets resulting from operations	$ 158,047	$ (56,243)	$ (419,425)

*See accompanying notes which are an integral part of the financial statements

Statements of Operations– (continued)
June 30, 2006 (Unaudited)
Ancora
Ancora	Homeland
Bancshares	Security
Ancora	Fund
Investment Income
Dividend income	$ 23,580	$ 1,918
Interest income	1,723	19,491
Total Income	25,303	21,409

Expenses
Investment advisor fee	16,366	13,362
12b-1 fees
Class C	-	5,533
Class D	2,723	1,485
Fund accounting expenses	9,847	8,799
Transfer agent expenses	3,963	5,633
Legal expenses	5,637	5,584
Administration expenses	1,091	1,341
Insurance expenses	527	146
Custodian expenses	497	1,310
Auditing expenses	5,451	4,975
Printing expenses	197	308
Trustees expenses	685	385
Miscellaneous expenses	1,187	1,395
Registration expenses	373	123
Total Expenses	48,544	50,379
Waived fees	-	-
Total operating expenses	48,544	50,379
Net Investment Income (Loss)	(23,241)	(28,970)

*See accompanying notes which are an integral part of the financial statements
Statements of Operations – (continued)
June 30, 2006

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(8,323)	(3,318)
Capital gain income from investment companies	-	-
Change in unrealized appreciation (depreciation) on investment securities	77,538	(204,496)
Net realized and unrealized gain (loss) on investment securities	69,215	(207,814)
Net increase (decrease) in net assets resulting from operations	$ 45,974	$ (236,784)

*See accompanying notes which are an integral part of the financial statements

Statements of Changes in Net Assets
June 30, 2006
	Ancora Income Fund	Ancora Equity Fund
	(Unaudited)		(Unaudited)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	30-June-06	31-Dec-05	30-June-06	31-Dec-05
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 471,838	$ 758,842	$ (25,110)	$ (102,794)
Net realized gain (loss) on invest. sec.	(34,709)	(231,219)	(119,041)	773,020
Capital gain income from invest. Co.	-	14,654	-	-
Chng in net unrealized apprec / deprec	(279,082)	(514,774)	87,908	(221,700)
Net increase (decrease) in net assets	158,047	27,503	(56,243)	448,526
resulting from operations
Distributions
From net investment income, Cl. C	(306,958)	(519,564)	-	-
From net investment income, Cl. D	(141,790)	(241,469)	-	-
From short-term cap. gains, Cl. C	-	-	(362)	(168,400)
From short-term cap. gains, Cl. D	-	-	(251)	(119,111)
From long-term cap. gains, Cl. C	-	-	(67)	(243,561)
From long-term cap. gains, Cl. D	-	-	(45)	(172,272)
From return of cap. Cl. C	-	(32,289)	-	-
From return of cap. Cl. D	-	(2,862)	-	-
Total distributions	(448,748)	(796,184)	(725)	(703,344)

Capital Share Trans. - Class C
Proceeds from sale of shrs	1,776,175	5,491,323	1,048,968	3,239,815
Shrs issued in reinvest. of dvds.	89,403	107,280	215	197,188
Shrs redeemed	(1,312,508)	(1,602,236)	(329,240)	(777,887)
	553,070	3,996,367	719,943	2,659,116
Capital Share Trans. - Class D
Proceeds from sale of shrs	800,351	2,289,558	715,019	3,884,504
Shrs issued in reinves. of dvds.	67,286	67,062	222	163,969
Shrs redeemed	(198,332)	(405,822)	(309,829)	(362,835)
	669,305	1,950,798	405,412	3,685,638
Net increase in net assets
resulting from cap share trans.	1,222,375	5,947,165	1,125,355	6,344,754
*See accompanying notes which are an integral part of the financial statements
Statements of Changes in Net Assets – (continued)
June 30, 2006

Total increase in net assets	931,674	5,178,484	1,068,387	6,089,936

Net Assets
Beginning of period	$16,086,381	$10,907,897	$14,992,379	$8,902,443
End of period	$17,018,055	$16,086,381	$16,060,766	$14,992,379
Accumulated undistributed net
investment income/(loss)	$ 23,090	$ -	$ (25,110)	$ -

Capital Share Trans. - C Shares
Shrs sold	185,841	543,212	93,180	287,952
Shrs issued in reinvest. of distrib.	9,471	11,068	19	17,926
Shrs repurchased	(137,460)	(163,551)	(29,437)	(69,365)
Net increase from cap. shr. trans.	57,852	390,729	63,762	236,513

Capital Share Trans. - D Shares
Shrs sold	83,947	231,391	62,741	356,592
Shrs issued in reinvest. of distrib.	7,097	6,925	19	14,772
Shrs repurchased	(20,939)	(41,412)	(27,460)	(32,525)
Net increase from cap. shr trans.	70,105	196,904	35,300	338,839

(a) For the period January 1, 2006 (commencement of operations) through June 30, 2006.

*See accompanying notes which are an integral part of the financial statements

Statements of Changes in Net Assets – (continued)
June 30, 2006
Ancora Special
	Opportunity Fund	Ancora Bancshares
(Unaudited)		(Unaudited)
Six Months Ended	Year Ended	Six Months Ended	Year Ended
30-June-06	31-Dec-05	30-June-06	31-Dec-05
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,156	$ (107,837)	$ (23,241)	$ (63,836)
Net realized gain (loss) on invest. sec.	89,511	1,085,493	(8,323)	38,444
Cap gain income from invest. Co.	-	20,520	-	2,479
Chng in net unrealized apprec / deprec	(556,092)	(464,280)	(77,538)	(136,371)
Net increase (decrease) in net assets resulting from operations	(419,425)	533,896	(45,974)	(159,284)

Distributions
From short-term cap. gains, Cl. C	(1,109)	(381,039)	-	-
From short-term cap. gains, Cl. D	(1,085)	(425,976)	-	-
From long-term cap. gains, Cl. C	(4,411)	(138,539)	-	-
From long-term cap. gains, Cl. D	(10,287)	(165,074)	(1,551)	(27,347)
Total distributions	(16,892)	(1,110,628)	(1,551)	(27,347)

Capital Share Transactions – Class A (a)
Proceeds from sale of shrs	-	-	-	-
Shrs redeemed	-	-	-	-
Shrs redeemed - merger into Cl. D	-	-	-	(79,148)
	-	-	-	(79,148)
Capital Share Transactions - Class C
Proceeds from sale of shrs	1,783,335	2,735,851	-	-
Shrs issued in reinvest of dvds.	3,380	155,229	-	-
Shares redeemed	(281,415)	(505,182)	-	-
	1,505,300	2,385,898	-	-
Capital Share Transactions - Class D
Proceeds from sale of shrs	336,237	4,577,726	5,000	143,935
Shrs issued in reinvest. of dvds.	6,751	235,650	853	8,733
Shrs issued – merger of Cl. A shrs	-	-	-	79,148
Shrs redeemed	(471,542)	(734,773)	(4,545)	(808,232)
	(128,554)	4,078,603	1,308	(576,416)
Net increase (decrease) in net assets
resulting from cap. shr trans.	1,376,746	6,464,501	(1,308)	(655,564)

*See accompanying notes which are an integral part of the financial statements
Statements of Changes in Net Assets – (continued)
June 30, 2006

Total increase (decrease) in net assets	940,429	5,887,769	45,731	(842,195)

Net Assets
Beginning of period	$ 13,096,318	$ 7,208,549	$ 2,158,316	$ 3,000,511
End of period	$14,036,747	$13,096,318	$2,204,047	$ 2,158,316
Accumulated undistributed
net investment income/(loss)	$ 43,937	$ -	$ (23,241)	$ -

Capital Share Transactions - A Shares (a)
Shrs sold	-	-	-	-
Shrs repurchased	-	-	-	-
Shrs redeemed - merger into Cl. D	-	-	-	(7,684)
Net increase (decrease) in net assets
resulting from cap. shr trans.	-	-	-	(7,684)

Capital Share Transactions - C Shares
Shrs sold	332,035	500,982	-	-
Shrs issued in reinvest. of distrib.	615	29,309	-	-
Shrs repurchased	(51,570)	(92,098)	-	-
Net increase from cap shr trans.	281,080	438,193	-	-

Capital Share Transactions - D Shares
Shrs sold	61,110	859,247	495	13,778
Shrs issued in reinvest. of distrib.	1,212	44,036	83	851
Shrs issued - merger of Cl. A shrs	-	-	-	7,692
Shrs repurchased	(86,067)	(132,348)	(444)	(77,436)
Net increase (decrease)
from cap shr trans.	(23,745)	770,935	134	(55,115)

(a) Bancshares Class A closed and merged into Class D on March 31, 2005.

*See accompanying notes which are an integral part of the financial statements

Statements of Changes in Net Assets – (continued)
June 30, 2006
Ancora Homeland
Security Fund
(Unaudited)
Period Ended
30-June-06	(a)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (28,970)
Net realized gain (loss) on invest. sec.	(3,318)
Cap gain income from invest. Co.	-
Chng in net unrealized apprec / deprec	(204,496)
Net increase (decrease) in net assets resulting from operations	(236,784)

Distributions
From short-term cap. gains, Cl. C	-
From short-term cap. gains, Cl. D	-
From long-term cap. gains, Cl. C	-
From long-term cap. gains, Cl. D	-
Total distributions	-

Capital Share Transactions - Class C
Proceeds from sale of shrs	1,895,805
Shrs issued in reinvest of dvds.	-
Shares redeemed	(5,000)
1,890,805
Capital Share Transactions - Class D
Proceeds from sale of shrs	1,1465,535
Shrs issued in reinvest. of dvds.	-
Shrs redeemed	(23,345)
1,442,190
Net increase (decrease) in net assets
resulting from cap. shr trans.	3,332,995

*See accompanying notes which are an integral part of the financial statements
Statements of Changes in Net Assets – (continued)
June 30, 2006

Total increase (decrease) in net assets	3,096,211

Net Assets
Beginning of period	$ -
End of period	$ 3,096,211
Accumulated undistributed
net investment income	$ (28,970)

Capital Share Transactions - C Shares
Shrs sold	187,938
Shrs issued in reinvest. of distrib.	-
Shrs repurchased	(496)
Net increase from cap shr trans.	187,442

Capital Share Transactions - D Shares
Shrs sold	146,197
Shrs issued in reinvest. of distrib.	-
Shrs repurchased	(2,399)
Net increase (decrease)
from cap shr trans.	143,798

(a) For the period January 1, 2006 (commencement of operations) through June 30, 2006.

*See accompanying notes which are an integral part of the financial statements

Class C
Financial Highlights for a Fund Share Outstanding – throughout the period

Ancora Income Fund
	(Unaudited)		(a)
	Six Months Ended	Year Ended	Period Ended
	30-June-06	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 9.48	$ 9.97	$ 10.00
Income from investment operations
Net investment income (loss)	0.25	0.53	0.50
Net realized /unrealized gain (loss)	(0.16)	(0.47)	(0.03)
Total from investment operations	0.09	0.06	0.47
Less Distributions to shareholders:
From net investment income	(0.25)	(0.52)	(0.50)
From net realized gain	-	-	-
From return of capital	-	(0.03)	-
Total distributions	(0.25)	(0.55)	(0.50)
Net asset value, end of period	$ 9.32	$ 9.48	$ 9.97
Total Return (b) (c)	0.95%	0.60%	4.89%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 11,396	$ 11,043	$ 7,585
Ratio of exp. to avrg. net assets (d)	2.00%	1.98%	2.00%
Ratio of exp. to avrg. net assets before waiver & reimbursement (d)	2.09%	2.19%	2.51%
Ratio of net invest. inc. (loss) to avrg. Net assets (d)
	5.39%	5.38%	5.54%
Ratio of net invest. inc. (loss) to avrg. net assets before waiver & reimb (d)
	5.34%	5.17%	5.03%
Portfolio turnover rate	45.89%	87.08%	84.62%

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class C – (continued)
Financial Highlights for a Fund Share Outstanding – throughout the period

Ancora Equity Fund
	(Unaudited)		(a)
	Six Months Ended	Year Ended	Period Ended
	30-June-06	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 10.94	$ 11.25	$ 10.00
Income from investment operations
Net investment income (loss)	(0.01)	(0.12)	(0.13)
Net realized /unrealized gain (loss)	(0.01)	0.35	1.38
Total from investment operations	(0.02)	0.23	1.25
Less Distributions to shareholders:
From net investment income	-	-	-
From net realized gain	-	(0.54)	-
From return of capital	-	-	-
Total distributions		(0.54)	-
Net asset value, end of period	$ 10.92	$ 10.94	$ 11.25
Total Return (b) (c)	(0.18)%	1.98%	12.50%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 9,499	$ 8,823	$ 6,415
Ratio of exp. to avrg. net assets (d)	2.36%	2.53%	2.92%
Ratio of exp. to avrg. net assets before waiver & reimbursement (d)	2.36%	2.53%	2.92%
Ratio of net invest. inc. (loss) to avrg. Net assets (d)
	(0.52)%	(1.06)%	(1.77)%
Ratio of net invest. inc. (loss) to avrg. net assets before waiver & reimb (d)
	(0.52)%	(1.06)%	(1.77)%
Portfolio turnover rate	44.84%	58.79%	45.33%

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class C – (continued)
Financial Highlights for a Fund Share Outstanding – throughout the period

Ancora Special
Opportunity Fund
	(Unaudited)		(a)
	Six Months Ended	Year Ended	Period Ended
	30-June-06	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 5.33	$ 5.82	$ 5.00
Income from investment operations
Net investment income (loss)	(0.02)	(0.07)	(0.04)
Net realized /unrealized gain (loss)	(0.14)	0.09	0.98
Total from investment operations	(0.16)	0.02	0.94
Less Distributions to shareholders:
From net investment income	-	-	-
From net realized gain	(0.01)	(0.51)	(0.12)
From return of capital	-	-	-
Total distributions	(0.01)	(0.51)	(0.12)
Net asset value, end of period	$ 5.16	$ 5.33	$ 5.82
Total Return (b) (c)	(3.04)%	0.47%	18.73%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,190	$ 5,927	$ 3,925
Ratio of exp. to avrg. net assets (d)	2.43%	2.64%	3.16%
Ratio of exp. to avrg. net assets before waiver & reimbursement (d)	2.43%	2.64%	3.16%
Ratio of net invest. inc. (loss) to avrg. Net assets (d)
	0.40%	(1.30)%	(1.07)%
Ratio of net invest. inc. (loss) to avrg. net assets before waiver & reimb (d)
	0.40%	(1.30)%	(1.07)%
Portfolio turnover rate	86.05%	156.99%	110.48%

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class C – (continued)
Financial Highlights for a Fund share outstanding - throughout the period

Ancora Homeland
Security Fund
	(Unaudited)
	Period Ended	(a)
	30-June-06
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from investment operations
Net investment income (loss)	(0.08)
Net realized / unrealized gain (loss)	(0.58)
Total from investment operations	(0.66)
Less Distributions to shareholders:
From net realized gain	-
Total distributions	-

Net asset value, end of period	$ 9.34
Total Return (b) (c)	(6.60)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,751
Ratio of exp. to avrg. net assets (d)	3.91%
Ratio of exp. to avrg. net assets
before waiver & reimbursement (d)	3.91%
Ratio of net investment income (loss) to avrg. net assets (d)
	(2.34)%
Ratio of net invest. inc. (loss) to avrg. net assets before waiver & reimb (d)
	(2.34)%
Portfolio turnover rate	1.96%

(a)

For the period January 1, 2006 (commencement of operations) through June 30, 2006.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class D
Financial Highlights for a Fund Share Outstanding – throughout the period

Ancora Income Fund
	(Unaudited)		(a)
	Six Months Ended	Year Ended	Period Ended
	30-June-06	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 9.52	$ 9.99	$ 10.00
Income from investment operations
Net investment income (loss)	0.25	0.55	0.51
Net realized /unrealized gain (loss)	(0.14)	(0.47)	(0.02)
Total from investment operations	0.11	0.08	0.49
Less Distributions to shareholders:
From net investment income	(0.25)	(0.54)	(0.50)
From net realized gain	-	(0.01)	-
From return of capital	-	(0.55)	(0.50)
Total distributions	(0.25)	$ 9.52	$ 9.99
Net asset value, end of period	$ 9.38	0.80%	5.10%
Total Return (b) (c)	1.15%	0.80%	5.10%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 5,622	$ 5,043	$ 3,322
Ratio of exp. to avrg. net assets (d)	1.75%	1.75%	1.75%
Ratio of exp. to avrg. net assets before waiver & reimbursement (d)	1.85%	1.96%	2.26%
Ratio of net invest. inc. (loss) to avrg. Net assets (d)
	5.64%	5.59%	5.88%
Ratio of net invest. inc. (loss) to avrg. net assets before waiver & reimb (d)
	5.59%	5.44%	5.37%
Portfolio turnover rate	45.89%	87.08%	84.62%

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class D
Financial Highlights for a Fund Share Outstanding – throughout the period

Ancora Equity Fund
	(Unaudited)		(a)
	Six Months Ended	Year Ended	Period Ended
	30-June-06	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 11.04	$ 11.30	$ 10.00
Income from investment operations
Net investment income (loss)	-	(0.03)	(0.12)
Net realized /unrealized gain (loss)	-	0.31	1.42
Total from investment operations	-	0.28	1.30
Less Distributions to shareholders:
From net investment income	-	(0.54)	-
From net realized gain	-	-	-
From return of capital	-	-	-
Total distributions	-	(0.54)	-
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.30
Total Return (b) (c)	0.00%	2.46%	13.00%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,561	$ 6,170	$ 2,487
Ratio of exp. to avrg. net assets (d)	1.86%	2.10%	2.43%
Ratio of exp. to avrg. net assets before waiver & reimbursement (d)	1.86%	2.10%	2.43%
Ratio of net invest. inc. (loss) to avrg. Net assets (d)
	(0.02)%	(0.57)%	(1.35)%
Ratio of net invest. inc. (loss) to avrg. net assets before waiver & reimb (d)
	(0.02)%	(0.57)%	(1.35)%
Portfolio turnover rate	44.84%	58.79%	45.33%

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class D
Financial Highlights for a Fund Share Outstanding – throughout the period
Ancora Special
Opportunity Fund
	(Unaudited)		(a)
	Six Months Ended	Year Ended	Period Ended
	30-June-06	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 5.38	$ 5.85	$ 5.00
Income from investment operations
Net investment income (loss)	(0.01)	(0.04)	(0.03)
Net realized /unrealized gain (loss)	(0.13)	0.08	1.00
Total from investment operations	(0.14)	0.04	0.97
Less Distributions to shareholders:
From net investment income	-	-	-
From net realized gain	(0.01)	(0.51)	(0.12)
From return of capital	-	-	-
Total distributions	(0.01)	(0.51)	(0.12)
Net asset value, end of period	$ 5.23	$ 5.38	$ 5.85
Total Return (b) (c)	(2.64)%	0.79%	19.33%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,847	$ 7,170	$ 3,284
Ratio of exp. to avrg. net assets (d)	1.93%	2.18%	2.67%
Ratio of exp. to avrg. net assets before waiver & reimbursement (d)	1.93%	2.18%	2.67%
Ratio of net invest. inc. (loss) to avrg. Net assets (d)
	0.90%	(0.81)%	(0.76)%
Ratio of net invest. inc. (loss) to avrg. net assets before waiver & reimb (d)
	0.90%	(0.81)%	(0.76)%
Portfolio turnover rate	86.05%	156.99%	110.48%

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class D
Financial Highlights for a Fund Share Outstanding – throughout the period

Ancora Bancshares
	(Unaudited)		(a)
	Six Months Ended	Year Ended	Period Ended
	30-June-06	31-Dec-05	31-Dec-04
Selected Per Share Data
Net asset value, beginning of period	$ 10.10	$ 10.85	$ 10.00
Income from investment operations
Net investment income (loss)	(0.11)	(0.25)	(0.29)
Net realized /unrealized gain (loss)	0.33	(0.37)	1.14
Total from investment operations	0.22	(0.62)	0.85
Less Distributions to shareholders:
From net investment income	-
From net realized gain	(0.01)	(0.13)	-
From return of capital	-	-	-
Total distributions	(0.01)	-
Net asset value, end of period	$ 10.31	$ 10.10	$ 10.85
Total Return (b) (c)	2.19%	-5.75%	8.50%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,204	$ 2,158	$ 2,917
Ratio of exp. to avrg. net assets (d)	4.46%	4.55%	4.19%
Ratio of exp. to avrg. net assets before waiver & reimbursement (d)	4.46%	4.55%	4.19%
Ratio of net invest. inc. (loss) to avrg. Net assets (d)
	(2.14)%	(2.48)%	(3.41)%
Ratio of net invest. inc. (loss) to avrg. net assets before waiver & reimb (d)
	(2.14)%	(2.48)%	(3.41)%
Portfolio turnover rate	0.00%	45.31%	57.50%

(a)

For the period January 6, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Class D – (continued)
Financial Highlights for a Fund share outstanding - through-out the period

Ancora Homeland
Security Fund
	(Unaudited)
	Six Months Ended
	30-June-06	(a)
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from investment operations
Net investment income (loss)	(0.07)
Net realized / unrealized gain (loss)	(0.58)
Total from investment operations	(0.65)
Less Distributions to shareholders:
From net realized gain	-
Total distributions	-
Net asset value, end of period	$ 9.35
Total Return (b) (c)	(6.50)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,345
Ratio of exp. to avrg. net assets (d)	3.43%
Ratio of exp. to avrg. net assets
before waiver & reimbursement (d)	3.43%
Ratio of net investment income (loss) to
avrg. net assets (d)	(1.86)%
Ratio of net invest. inc. (loss) to
avrg. net assets before waiver & reimb (d)	(1.86)%
Portfolio turnover rate	1.96%

(a)

For the period January 1, 2006 (commencement of operations) through June 30, 2006.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

*See accompanying notes which are an integral part of the financial statements

Ancora Trust

Notes to the Financial Statements

June 30, 2006

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora Special Opportunity Fund (the “Special Opportunity Fund”), Ancora Bancshares (the “Bancshares”) and Ancora Homeland Security Fund (“Homeland Security Fund”) (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.  The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Equity Fund’s investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares.  The Special Opportunity Fund’s investment objective is obtaining a high total return.  The Bancshares’s investment objective is obtaining a high total return. The Homeland Security Fund’s investment objective is to obtain a high total return.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund, other than Bancshares and Homeland Security Fund, are a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class D.  Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.  Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. There is a redemption fee for Class D of Bancshares of 1.75% in the first year declining to 1.00% in the second year and eliminated thereafter.  Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.  The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The value of each portfolio instrument held by the Funds is determined by using market prices.  If market quotations are not readily available or if an event occurs after the close of the exchange on which a Fund’s portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Fund may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices of the same securities.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, Special Opportunity Fund, Bancshares and Homeland Security Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.

Other - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC (the “Advisor”) to manage the Funds’ investments.  As sole member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund Special Opportunity Fund and Homeland Security Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.  The Bancshares is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended June 30, 2006, the Advisor earned fees of $84,401 from the Income Fund, $79,762 from the Equity Fund, $72,381 from the Special Opportunity Fund, $16,366 from the Bancshares, and $13,362 from the Homeland Security Fund. The Advisor has voluntarily agreed to waive management fees in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D Shares.  These waivers may be discontinued at any time.  For the six months ended June 30, 2006, the Advisor waived fees of $7,587 for the Income Fund.  At June 30, 2006, payables to the Advisor were $7,168, $13,206, $11,539, $2,927, and $2,537 for the Income Fund, Equity Fund, Special Opportunity Fund, Bancshares and Homeland Security Fund, respectively.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other servicers.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the six months ended June 30, 2006 the fees paid were as follows:

Fund	Annual Rate	Fees Earned	Amount Payable at June 30, 2006
Income Fund
Class C	0.50%	$ 28,922
Class D	0.25%	6,639
		$ 35,561	$ 8,398
Equity Fund
Class C	0.75%	$ 35,194
Class D	0.25%	8,210
		$ 43,404	$ 11,201
Special Opportunity Fund
Class C	0.75%	$ 27,006
Class D	0.25%	9,093
		$ 36,099	$ 7,822
Bancshares
Class D	0.25%	$ 2,723
		$ 2,723	$ 465
Homeland Securities Fund
Class C	0.75%	$ 5,533
Class D	0.25%	1,485
		$ 7,018	$ 2,627

The Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2006, Ancora Capital Inc. earned $8,440 from the Income Fund, $7,977 from the Equity Fund, $7,238 from the Special Opportunity Fund, $1,091 from Bancshares, and $1,341 from the Homeland Security Fund.  As of June 30, 2006, Ancora Capital Inc. was owed $1,390, $1,321, $1,154, $182, and 254 by the Income Fund, Equity Fund, Special Opportunity Fund, Bancshares and Homeland Security Fund, respectively, for administrative services.

The Funds’ Board of Trustees have determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges the Fund a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions.  For the six months ended June 30, 2006, Ancora Securities Inc. received commissions on security transactions of $17,333 for the Income Fund, $9,306 for the Equity Fund, $23,149 for the Special Opportunity Fund, $128 for Bancshares, and $2,304 for Homeland Security Fund.

Effective June 30, 2006, the Trust retains Ancora Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Advisor and serves without compensation

NOTE 4. INVESTMENTS

For the six months ended June 30, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Income Fund	Equity Fund	Special Opportunity Fund	Bancshares	Homeland Security Fund
Purchases
U.S. Gov Obligations	$ -	$ -	$ -	$ -	$ -
Other	5,478,787	5,473,820	8,784,411	-	2,575,874
Sales
U.S. Gov Obligations	-	-	-	-	-
Other	$ 3 ,871,790	$ 3,551,867	$ 6,140,858	$ 153,874	$ 8,225

At June 30, 2006, the costs of securities for federal income tax purposes were $17,669,684, $15,219,642, $14,147,512, $2,008,295 and $3,400,644 for the Income Fund, Equity Fund, Special Opportunity Fund, Bancshares, and Homeland Security Fund respectively.   As of June 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

	Income Fund	Equity Fund	Special Opportunity Fund	Bancshares	Homeland Security Fund
Gross Appreciation	$ 33,057	$ 1,692,723	$ 785,884	$ 315,915	$ 54,166
Gross (Depreciation)	(724,382)	(841,550)	(981,313)	(112,575)	(258,662)
Net App. (Dep.) on Investments	$ (691,325)	$ 851,173	$ (195,429)	$ 203,340	$ (204,496)

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2006 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Fund	Percentage
Ancora Income Fund Class C	92.35%
Ancora Income Fund Class D	90.40%
Ancora Equity Fund Class C	95.70%
Ancora Equity Fund Class D	81.95%
Ancora Special Opportunity Fund Class C	96.39%
Ancora Special Opportunity Fund Class D	79.46%
Ancora Bancshares Class D	95.30%
Ancora Homeland Security Class C	96.78%
Ancora Homeland Security Class D	86.09%

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At June 30, 2006, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $62,956, which expires in 2012. To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Ancora Income Fund Class C and Class D.  For the six months ended June 30, 2006, the Fund paid monthly distributions of net investment income totaling $0.25 per share to Class C and $0.25 per share to Class D shareholders.

Ancora Equity Fund Class C and Class D For the six months ended June 30, 2006, the Fund paid distributions of short term capital gains totaling 0.0004 per share to Class C and 0.0004 per share to Class D shareholders.  For the six months ended June 30, 2006, the Fund paid distributions of long term capital gains totaling .00007 per share to Class C and .00007 per share to Class D shareholders.

Ancora Special Opportunity Fund Class C and Class D.  For the six months ended June 30, 2006, the Fund paid distributions of short term capital gains totaling 0.0008 per share to Class C and 0.0008 per share to Class D shareholders.  For the six months ended June 30, 2006, the Fund paid distributions of long term capital gains totaling 0.0077 per share to Class C and 0.0077 per share to Class D shareholders.

Ancora Bancshares Fund Class D.  For the six months ended June 30, 2006, the Fund paid distributions of long term capital gains totaling $0.11 per share to Class D shareholders.

Ancora Homeland Security Fumd Class C and Class D.  For the six months ended June 30, 2006, the Fund had no distributions.

The tax character of distributions paid during the six months ended June 30, 20065 is as follows:

Income	Income	Equity	Equity
Fund Cl. C	Fund Cl. D	Fund Cl. C	Fund Cl. D
Ordinary income	$ 306,958	$ 141,790	$ -	$ -
Short-term capital gain	-	-	362	251
Long-term capital gain	-	-	67	45
Return of capital	-	-	-	-
$ 306,958	$ 141,790	$ 429	$ 296

Special	Special
Opportunity	Opportunity	Bancshares
Fund Cl. C	Fund Cl. D	Fund Cl. D
Ordinary income	$ -	$ -	$ -
Short-term capital gain	1,109	1,085	-
Long-term capital gain	4,411	10,287	1,551
$ 5,520	$ 11,372	$ 1,551

Homeland	Homeland
Security	Security
Fund Cl. C	Fund Cl. D
Ordinary income	$ -	$ -
Short-term capital gain	-	-
Long-term capital gain	-	-
$ -	$ -

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

			Special		Homeland
	Income	Equity	Opportunity		Security
	Fund	Fund	Fund	Bancshare	Fund
Accumulated undistributed ordinary income	$ 23,090	$ (25,110)	$ 43,937	$ (23,241)	$ (28,970)
Accumulated undistributed short-term capital gains / (capital loss carry forward)	(354,482)	(52,402)	89,995	32,209	(3,319)
Unrealized appreciation (depreciation)	(691,325)	851,173	(195,429)	203,340	(204,496)
Total	$ (1,022,717)	$ 773,661	$(61,497|)	$ 212,308	$(236,785)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of post-October losses and losses on wash sales.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 626-2672 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2006, is available without charge upon request by  (1) calling the Funds at (866) 626-2672; and (2) from Funds’ documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

FUND HOLDINGS – (UNAUDITED)

Ancora Income Fund  - The Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Fund pursues its income objective by investing primarily in income-producing securities.

Ancora Equity Fund  - The Fund’s investment objective is to obtain a high total return, a combination of income and capital appreciation in the value of its shares.  The Fund pursues this objective by investing in publicly traded equity securities.

FUND HOLDINGS – (UNAUDITED) – (continued)

Ancora Special Opportunities Fund  - The Fund’s investment objective is to obtain a high total return.  The Fund pursues this objective by seeking out and investing in companies which the Advisor believes have the potential for superior returns.

Ancora Bancshares  - The Funds investment objective is to obtain a high total return.  The Fund pursues this objective by investing primarily in companies in a group of related industries that provide financial services.

FUND HOLDINGS – (UNAUDITED) – (continued)

Ancora Homeland Security Fund  - The Fund’s investment objective is to obtain a high total return.  The Fund pursues this objective by seeking out and investing in companies which the Advisor believes have the potential for superior returns.

MANAGEMENT OF THE FUNDS – (UNAUDITED)

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Fund. Each Trustee who is or may be deemed to be an “interested person” of the Fund, as defined in the Act, is indicated by an asterisk.

Interested Trustees

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Richard A. Barone (1) One Chagrin Highlands 2000 Auburn Drive, Suite 300 Cleveland, Ohio 44122, 63	Chairman, Trustee and Portfolio Manager	Since August 2, 2003	Portfolio Manager of the Ancora Funds since 2004; Chairman and Manager of Ancora Advisors LLC since 2003; Chairman and Director of Ancora Capital, Inc. since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) and Portfolio Manager until 2001	5	Stephan Company (TSC)

(1)   Richard A. Barone is considered an “interested person” as defined in Section 2(a)(19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

MANAGEMENT OF THE FUNDS – (UNAUDITED) - (continued)

Non-Interested Trustees

Name, Address and Age	Position Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Raj Aggarwal Firestone Chair in Finance, Graduate School of Management, BSA 434, Kent State University, Kent State, OH 44242, 58	Trustee	Since 15-Nov-03	Firestone Chair in and Professor of Finance at Kent State University from 1999 to the present; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	5	None.
Donald Lerner 200 North Folk Dr., Bentleyville, OH 44022, 70	Trustee	Since 15-Nov-03	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	5	None.
Anne Peterson Ogan, 115 West Juniper Lane, Moreland Hills, OH 44022, 59	Trustee	Since 15-Nov-03	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	5	None.
Austin J. Mulhern 10630 Wyndtree Drive Concord Twp, Ohio 44077, 64	Trustee	Since 15-Nov-05	Chairman and financial advisor of Tenth Floor, LLC (Internet marketing and technology company) from 2001 to the present; Senior Vice President and Chief Financial Officer of FirstMerit Corporation from 1998 to 1999.	5	None.

(1)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table.

MANAGEMENT OF THE FUNDS – (UNAUDITED) - (continued)

Name of Trustee	Positions Held with Affiliated Persons or Principal Underwriters of the Funds
Richard A. Barone

Ancora Advisors LLC, Chairman and Manager; Ancora Securities, Inc., Chairman and Director; Ancora Capital Inc., Chairman and Director; Ancora Funds, Portfolio Manager; Ancora entities, member of the Executive Committee

David W. Kuhr	Ancora Advisors LLC, Chief Compliance Officer; Ancora Securities, Inc., Director of Compliance; Ancora Capital Inc., Director of Compliance
Bradley A. Zucker	Ancora Advisors LLC, CFO; Ancora Securities, Inc., CFO and Director; Ancora Capital Inc., CFO and Director; Ancora entities, member of the Executive Committee

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) – (continued)

The Ancora Income Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Dec-05	30-June-06	1-Jan-06 to 30-June-06
Actual	$1,000.00	$1,009.46	$9.96
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Ancora Income Fund Class D
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Dec-05	30-June-06	1-Jan-06 to 30-June-06
Actual	$1,000.00	$1,011.54	$8.73
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Ancora Equity Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Dec-05	30-June-06	1-Jan-06 to 30-June-06
Actual	$1,000.00	$998.22	$11.69
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,013.09	$11.78

* Expenses are equal to the Fund's annualized expense ratio of 2.36%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) – (continued)

The Ancora Equity Fund Class D
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Dec-05	30-June-06	1-Jan-06 to 30-June-06
Actual	$1,000.00	$1,000.04	$9.22
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,015.57	$9.30

* Expenses are equal to the Fund's annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Ancora Special Opportunity Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Dec-05	30-June-06	1-Jan-06 to 30-June-06
Actual	$1,000.00	$964.18	$11.83
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,012.74	$12.13

* Expenses are equal to the Fund's annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Ancora Special Opportunity Fund Class D
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Dec-05	30-June-06	1-Jan-06 to 30-June-06
Actual	$1,000.00	$973.61	$9.44
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,015.22	$9.64

* Expenses are equal to the Fund's annualized expense ratio of 1.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) – (continued)

The Ancora Bancshares Fund Class D
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Dec-05	30-June-06	1-Jan-06 to 30-June-06
Actual	$1,000.00	$1,021.91	$22.36
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,002.68	$22.15

* Expenses are equal to the Fund's annualized expense ratio of 4.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Ancora Homeland Security Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Dec-05	30-June-06	1-Jan-06 to 30-June-06
Actual	$1,000.00	$934.00	$18.75
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,005.41	$19.44

* Expenses are equal to the Fund's annualized expense ratio of 3.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Ancora Homeland Security Fund Class D
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	31-Dec-05	30-June-06	1-Jan-06 to 30-June-06
Actual	$1,000.00	$935.00	$16.46
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,007.79	$17.08

* Expenses are equal to the Fund's annualized expense ratio of 3.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Austin J. Mulhern

Anne Peterson Ogan

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

David W. Kuhr, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

DISTRIBUTOR

Ancora Securities, Inc.

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

INDEPENDENT ACCOUNTANTS

Cohen Fund Audit Services, Ltd. (FKA Cohen McCurdy, Ltd.)

800 West Point Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

McDonald Hopkins Co., LPA

600 Superior Avenue E., Suite 2100

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses.  Please read the prospectus carefully before investing. The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund. Distributed by Ancora Securities, Inc. Member NASD/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

* Richard A. Barone

Chairman and Treasurer

Date: September 22, 2006

*Print the name and title of each signing officer under his or her signature.